Debt - Narrative (Details)	3 Months Ended		6 Months Ended
	Mar. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares	Jun. 30, 2025 shares $ / shares	Jun. 30, 2024 $ / shares
Debt Instrument [Line Items]
Conversion price (in dollars per share)			$ 6.9376	$ 7.1347
Convertible Bonds
Debt Instrument [Line Items]
Conversion price (in dollars per share)			$ 6.9376
Convertible shares (in shares) | shares			34,507,611
Interest bearing debt
Debt Instrument [Line Items]
Average interest rate			9.80%	9.70%
Interest bearing debt excl convertible bonds
Debt Instrument [Line Items]
Average interest rate			10.40%	10.30%
O 2024 Q4 Dividends
Debt Instrument [Line Items]
Dividend paid per share (in USD per share)		$ 0.02
O 2025 Q1 Dividends
Debt Instrument [Line Items]
Dividend paid per share (in USD per share)	$ 0.02